[HELLER EHRMAN LLP LETTERHEAD]

January 24, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:	Long Beach Securities Corp.

Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf Long Beach Securities Corp. (the “Registrant”), transmitted herewith is the Registrant’s Registration Statement on Form S-3 with exhibits (the “New Registration Statement”). The filing fee was paid on Tuesday, January 24, 2006, by electronic funds transfer.

Please note that the Registration Statement is comprised of a basic prospectus and forms of prospectus supplement that are substantially similar to those of WaMu Asset Acceptance Corp. (“WAAC”), an affiliate of the Registrant, that the Commission reviewed and cleared as part of WAAC’s participation in the Commission’s Regulation AB Pilot Program.

The Registrant would like the Registration Statement to be declared effective as soon as possible. We would appreciate if you would contact Michael Gamsky at (206) 389-4245 or Leo Batalov at (206) 389-6044 once you have determined whether or not the Registration Statement will be subject to review. Please let us know if you would like a hard copy of the Registration Statement. Thank you for your attention to this matter.

Sincerely,

/s/ Michael Gamsky

Michael Gamsky

Enclosures

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